Subsequent Events	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

20.    SUBSEQUENT EVENTS

The Company has assessed all subsequent events that occurred from December 31, 2023, up through April 25, 2024, which is the date that these consolidated financial statements were issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

(1)    On February 29, 2024, the Company completed the business combination with Arisz pursuant to the Merger Agreement by and between Arisz and Finfront. The business combination was effected in two steps: On February 29, 2024, (1) Arisz merged with and into BitFuFu Inc. (the “Redomestication Merger”), with BitFuFu Inc. surviving the Redomestication Merger as a publicly traded entity; and (2) immediately following the Redomestication Merger, Boundary Holding Company, the subsidiary of BitFuFu Inc., merged with and into Finfront Holding Company (the “Acquisition Merger”), with Finfront Holding Company surviving the Acquisition Merger as a wholly-owned subsidiary of BitFuFu Inc..

The listed company following the Business Combination is BitFuFu Inc., and its Class A ordinary shares and warrants commenced trading on the Nasdaq Stock Market under the ticker symbols “FUFU” and “FUFUW”, starting March 1, 2024. The Business Combination will be accounted for as a reverse recapitalization in accordance with US GAAP.

(2)    On March 4, 2024, an entity that holds some Arisz public warrants (the “Warrant Holder”) sent the Company a letter alleging that the Company had breached the warrant agreement between Arisz and Continental Stock Transfer & Trust Company when the Company allegedly failed to allow the Warrant Holder to exercise its public warrants on that same day, thus, resulting in potential loss to the Warrant Holder. The Warrant Holder threatened to file litigation against the Company. The Company disputes the claim of breach and maintains that it has not breached the warrant agreement. The Company cannot accurately predict the outcome of such dispute, or estimate the magnitude of such outcome, due to its early stage.

Arisz Acquisition Corp. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Other than described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

On October 18, 2023, November 17, 2023 and December 18, 2023, Arisz deposited $120,000 each time into the Trust Account to extend the period of time Arisz has to complete a business combination from October 22, 2023 to January 22, 2024.

On October 30, 2023, Arisz received $450,000, the fifth installment of the Loan, from BitFuFu.

On November 15, 2023, Arisz entered into Amendment No. 1 to the Investment Management Trust Agreement, dated as of November 17, 2021, by and between the Company and Continental Stock Transfer & Trust Company, to allow for the funds in the Trust Account to be held in an interest-bearing bank demand deposit account.

In addition, in order to mitigate the potential risks of being deemed to have been operating as an unregistered investment company for purposes of the Investment Company Act of 1940, as amended (the “Investment Company Act”), the Company has determined to instruct Continental Stock Transfer & Trust Company, to liquidate the U.S. government treasury obligations and money market funds held in the Trust Account and to hold all funds in the Trust Account in cash in an interest-bearing bank demand deposit account until the earlier of consummation of the Company’s initial business combination or liquidation.